Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
November 30, 2024
RET-NPRT3-0125
1.810717.120
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 3.2%
Consumer Discretionary - 3.2%
Broadline Retail - 3.2%
MercadoLibre Inc (a)	50,100	99,457,017
CANADA - 2.0%
Consumer Discretionary - 2.0%
Broadline Retail - 0.3%
Dollarama Inc	92,800	9,682,671
Specialty Retail - 1.7%
Aritzia Inc Subordinate Voting Shares (a)	1,537,092	51,523,680
TOTAL CANADA		61,206,351
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
JD Sports Fashion PLC	19,284,100	24,979,738
UNITED STATES - 93.8%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Pinterest Inc Class A (a)	1,215,600	36,856,992
Consumer Discretionary - 73.6%
Automobile Components - 0.2%
Aptiv PLC (a)	115,000	6,385,950
Broadline Retail - 27.6%
Amazon.com Inc (a)	3,699,700	769,130,633
Etsy Inc (a)	629,160	34,515,717
Ollie's Bargain Outlet Holdings Inc (a)(b)	519,707	51,425,008
		855,071,358
Household Durables - 1.2%
SharkNinja Inc (b)	379,100	38,118,505
Specialty Retail - 37.3%
Abercrombie & Fitch Co Class A (a)(b)	184,200	27,572,898
Academy Sports & Outdoors Inc	300,750	14,811,938
American Eagle Outfitters Inc	643,200	12,375,168
Carvana Co Class A (a)(b)	384,100	100,027,322
Dick's Sporting Goods Inc (b)	307,700	63,767,748
Home Depot Inc/The	506,800	217,483,084
Lithia Motors Inc Class A (b)	106,700	41,282,230
Lowe's Cos Inc	745,500	203,096,565
Murphy USA Inc	47,906	26,242,907
O'Reilly Automotive Inc (a)	74,100	92,122,602
RH (a)	102,700	39,553,878
Ross Stores Inc	215,400	33,358,998
TJX Cos Inc/The	1,044,332	131,262,089
Ulta Beauty Inc (a)	152,200	58,846,608
Valvoline Inc (a)(b)	528,700	20,994,677
Wayfair Inc Class A (a)	122,581	5,668,145
Williams-Sonoma Inc	387,600	66,674,952
		1,155,141,809
Textiles, Apparel & Luxury Goods - 7.3%
Deckers Outdoor Corp (a)	481,200	94,295,952
NIKE Inc Class B	282,300	22,236,771
PVH Corp	366,300	39,695,931
Tapestry Inc (b)	997,300	62,111,844
VF Corp	435,600	8,812,188
		227,152,686
TOTAL CONSUMER DISCRETIONARY		2,281,870,308

Consumer Staples - 19.0%
Consumer Staples Distribution & Retail - 18.5%
Albertsons Cos Inc	1,269,700	25,203,545
BJ's Wholesale Club Holdings Inc (a)(b)	1,046,000	100,729,800
Costco Wholesale Corp	164,900	160,263,012
Dollar Tree Inc (a)	489,000	34,851,030
Target Corp	521,800	69,039,358
Walmart Inc	1,961,000	181,392,500
		571,479,245
Personal Care Products - 0.5%
Estee Lauder Cos Inc/The Class A	222,900	16,075,548
TOTAL CONSUMER STAPLES		587,554,793

TOTAL UNITED STATES		2,906,282,093
TOTAL COMMON STOCKS (Cost $1,421,374,653)		3,091,925,199

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	7,459,894	7,461,386
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	111,959,882	111,971,079
TOTAL MONEY MARKET FUNDS (Cost $119,432,465)			119,432,465

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $1,540,807,118)	3,211,357,664
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(111,515,951)
NET ASSETS - 100.0%	3,099,841,713

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,903,685	382,759,675	381,202,606	552,153	632	-	7,461,386	0.0%
Fidelity Securities Lending Cash Central Fund	51,153,922	648,128,937	587,311,780	31,499	-	-	111,971,079	0.4%
Total	57,057,607	1,030,888,612	968,514,386	583,652	632	-	119,432,465

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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